UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number          811-23395

                           Gabelli Innovations Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                               Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Agnes Mullady

Gabelli Funds, LLC

One Corporate Center

                               Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:   September 30

Date of reporting period:   September 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Gabelli Media Mogul Fund Annual Report — September 30, 2019

To Our Shareholders,	Christopher J. Marangi Co-Chief Investment Officer BA, Williams College MBA, Columbia Business School

For the fiscal year ended September 30, 2019, the net asset value (NAV) per Share of Gabelli Media Mogul Fund decreased 4.4% compared with an increase of 4.3% for the Standard & Poor’s (S&P) 500 Index. See page 3 for additional performance information.

Enclosed are the financial statements, including the Schedule of Investments, as of September 30, 2019.

Performance Discussion (Unaudited)

The Fund invests in companies that are primarily engaged in the production, sale, and distribution of goods or services used in the media industry. Gabelli Media Mogul specifically focuses on companies that were spun-off from Liberty Media Corporation (Liberty Media) as constituted in 2001, as well as in companies that resulted from the subsequent mergers of any such spin-offs or stocks that track performance of such spin-offs or companies that resulted from subsequent mergers of any such spin-offs, and in public companies in which Liberty Media and its successor companies invest. The current investable universe includes U.S. and non-U.S. listed companies in the media industry. We at Gabelli Funds were pleased to make Gabelli Media Mogul available as an open-end mutual fund on April 1, 2019 after originally launching as an exchange traded managed fund on December 1, 2016.

In the first half of 2019, Global Purchasing Manager Indices continued to be under pressure. The Bureau of Economic Analysis reported profits for national income and product accounts declined 2.6% in the first quarter of 2019. Housing data points remained volatile. Declining mortgage rates, restrained home price appreciation, and rising labor force participation within the millennial cohort acted as tailwinds for new home sales and housing starts. Earnings growth expectations for 2019 declined from +11% to just +3%, while the forward P/E ratio for the S&P 500 increased from 14.5x to 17x.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

After climbing in July, stocks fell sharply in August. September saw a slight gain, but beneath the surface many dynamics were at play: momentum stocks declined, and “value” stocks rose sharply, in an abrupt reversal of trends of the last several years. A steady stream of news headlines and world events impacted the market throughout the quarter: the ongoing China/U.S. trade war, Brexit, central bank easing, yield curve inversion, negative interest rates, U.S. recession concerns, and relatively slow growth in China and Europe. On monetary policy, the Fed confirmed what everyone anticipated: it changed course from its tightening cycle and cut the federal funds rate twice in the quarter (each time by 25 bps), ending the quarter at 1.75%-2%.

Some of the stronger performing holdings in the Fund’s portfolio included GCI Liberty Inc. (8.7% of net assets as of September 30, 2019). GCI Liberty’s principal assets consist of its subsidiary GCI and interests in Charter Communications (2.2%) and Liberty Broadband Corporation (6.3%). GCI is the largest communications provider in Alaska, providing data, wireless, video, voice, and managed services to consumer and business customers throughout Alaska and nationwide; Liberty Broadband Corp. operates as a holding company and engages in the cable, broadband, and mobile location technology businesses. It operates through its subsidiaries, Charter Communications, Inc. and True Position, Inc.; and Liberty Media Corp. owns interests in a broad range of media, communications, and entertainment businesses that are attributed to three tracking stock groups: the Liberty SiriusXM Group (10.8%), the Braves Group (9.0%), and the Formula One Group (6.8%).

Holdings that detracted from performance included cable programmers Discovery Inc. (5.8%) and Viacom (1.7%) as cable cord-cutting appears to have accelerated. This development was neither unanticipated nor intractable in our view. Both companies are investing in direct-to-consumer products. Viacom entered into what should be a value-enhancing merger with CBS in August, but one sold by the market at least initially. Qurate (4.0%), an amalgamation of multi-channel retailers QVC, HSN, and Zulily, continued to be weak. Secular shifts in consumer habits, the prospect of higher tariffs, and self-inflicted operational challenges, e.g., HSN merger integration, combined with financial leverage to drastically compress the multiple at which the company was trading. QRTEA now trades at one of the lowest multiples in QVC’s history.

We appreciate your confidence and trust.

2

Comparative Results

Average Annual Returns through September 30, 2019 (a) (Unaudited)

	1 Year	Since Inception (12/1/16)
Gabelli Media Mogul Fund (MOGLX)	(4.44)%	3.33%(b)
S&P 500 Index	4.25	13.51 (b)

In the current prospectuses dated March 22, 2019, the gross expense ratio is 3.44% and the net expense ratio after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) is 0.91%. The contractual reimbursements are in place through March 31, 2020. See page 9 for the expenses ratios for the fiscal year ended September 30, 2019.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance prior to April 1, 2019 is from the Gabelli Media Mogul Nextshares.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN

GABELLI MEDIA MOGUL FUND AND THE S&P 500 INDEX (Unaudited)

*

Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3

Gabelli Media Mogul Fund Disclosure of Fund Expenses (Unaudited) For the Six Month Period from April 1, 2019 through September 30, 2019	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the fiscal year ended September 30, 2019.

Beginning Account Value 04/01/19	Ending Account Value 09/30/19	Annualized Expense Ratio	Expenses Paid During Period*
Gabelli Media Mogul Fund
Actual Fund Return
$1,000.00	$1,003.70	0.90%	$4.52
Hypothetical 5% Return
$1,000.00	$1,020.56	0.90%	$4.56

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183 days), then divided by 365.

4

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of September 30, 2019:

Gabelli Media Mogul Fund

Content Creation and Aggregation	59.8%
TV and Broadband Services	15.8%
Digital Marketing and Retail	5.9%
U.S. Government Obligations	5.1%
Telecommunication Services	4.4%
Diversified Consumer Services	3.2%
Wireless Telecommunication Services	2.5%

Financial Services	2.3%
Telecommunications	0.5%
Information Technology	0.3%
Other Assets and Liabilities (Net)	0.2%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Portfolio Manager’s Biography

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

5

Gabelli Media Mogul Fund

Schedule of Investments — September 30, 2019

Shares		Cost	Market Value
	COMMON STOCKS — 92.7%
	Content Creation and Aggregation — 57.8%
11,000	Discovery Inc., Cl. C†	$243,613	$270,820
5,000	GCI Liberty Inc., Cl. A†	199,929	310,350
8,000	Grupo Televisa SAB, ADR	90,409	78,240
2,500	iHeartMedia Inc., Cl. A†	35,562	37,500
14,000	ITV plc	35,051	21,672
9,000	Liberty Latin America Ltd., Cl. C†	173,114	153,855
15,100	Liberty Media Corp.- Liberty Braves, Cl. C†	314,804	419,025
8,000	Liberty Media Corp.- Liberty Formula One, Cl. A†	242,446	316,720
12,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	446,967	503,520
3,700	Lions Gate Entertainment Corp., Cl. B	77,022	32,338
2,900	Live Nation Entertainment Inc.†	78,793	192,386
16,000	Sirius XM Holdings Inc.	75,782	100,080
650	The Madison Square Garden Co., Cl. A†	127,846	171,288
3,100	Viacom Inc., Cl. A	108,450	81,406

		2,249,788	2,689,200

	Digital Marketing and Retail — 5.9%
9,500	Liberty TripAdvisor Holdings Inc., Cl. A†	122,512	89,395
18,000	Qurate Retail Inc., Cl. A†	296,092	185,670

		418,604	275,065

	Diversified Consumer Services — 3.2%
720	Expedia Group Inc.	88,096	96,775
4,000	Monitronics International Inc.†	31,991	30,000
2,000	Trine Acquisition Corp.†	20,080	20,700

		140,167	147,475

	Financial Services — 2.3%
350	LendingTree Inc.†	81,123	108,652

	Information Technology — 0.3%
5,500	Internap Corp.†	11,294	14,190

	Telecommunication Services — 4.4%
1,000	AT&T Inc.	30,830	37,840
4,100	Loral Space & Communications Inc.†	161,560	169,740

		192,390	207,580

Shares		Cost	Market Value
	Telecommunications — 0.5%
6,000	Megacable Holdings SAB de CV	$25,018	$24,168

	TV and Broadband Services — 15.8%
1,000	CBS Corp., Cl. B, Non-Voting	41,949	40,370
250	Charter Communications Inc., Cl. A†	63,214	103,030
500	EchoStar Corp., Cl. A†	16,766	19,810
2,800	Liberty Broadband Corp., Cl. A†	197,777	292,656
8,500	Liberty Global plc, Cl. C†	230,311	202,215
1,600	Telenet Group Holding NV†	93,502	75,512

		643,519	733,593

	Wireless Telecommunication Services — 2.5%
900	Millicom International Cellular SA	41,271	43,803
900	T-Mobile US Inc.†	51,460	70,893

		92,731	114,696

	TOTAL COMMON STOCKS	3,854,634	4,314,619

	PREFERRED STOCKS — 2.0%
	Content Creation and Aggregation — 2.0%
3,500	GCI Liberty Inc. 7.000%, Ser. A	81,166	91,805

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 5.1%
$ 240,000	U.S. Treasury Bills, 1.793% to 2.065%††, 10/24/19 to 12/26/19	239,272	239,290

	TOTAL INVESTMENTS — 99.8%	$4,175,072	4,645,714

	Other Assets and Liabilities (Net) — 0.2%		7,301

	NET ASSETS — 100.0%		$4,653,015

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

                    ADR     American Depositary Receipt

See accompanying notes to financial statements.

6

Gabelli Media Mogul Fund

Statement of Assets and Liabilities

September 30, 2019

Assets:
Investments, at value (cost $4,175,072)	$4,645,714
Foreign currency, at value (cost $957)	930
Cash	17,647
Receivable for investments sold	24,760
Receivable from Adviser	22,726
Dividends receivable	3,315
Prepaid expenses	17,141

Total Assets	4,732,233

Liabilities:
Payable for investments purchased	36,581
Payable for investment advisory fees	7,854
Payable for legal and audit fees	24,278
Payable for shareholder communications expenses	8,278
Other accrued expenses	2,227

Total Liabilities	79,218

Net Assets
(applicable to 424,142 shares outstanding)	$4,653,015

Net Assets Consist of:
Paid-in capital	$4,352,247
Total distributable earnings	300,768

Net Assets	$4,653,015

Shares of Beneficial Interest, issued and outstanding, no par value; unlimited number of shares authorized

Net Asset Value, offering, and redemption price per share ($4,653,015 ÷ 424,142 shares outstanding)	$10.97

Statement of Operations

For the Year Ended September 30, 2019

Investment Income:
Dividends (net of foreign withholding taxes of $1,795)	$19,350
Interest	5,454

Total Investment Income	24,804

Expenses:
Investment advisory fees	48,960
Trustees’ fees	53,620
Legal and audit fees	33,721
Shareholder communications expenses	31,611
Registration expenses	15,667
Shareholder services fees	1,575
Miscellaneous expenses	16,634

Total Expenses	201,788

Less:
Expense reimbursements (See Note 3)	(157,724)

Net Expenses	44,064

Net Investment Loss	(19,260)

Net Realized and Unrealized Loss on Investments and Foreign Currency:
Net realized loss on investments	(44,223)
Net realized loss on foreign currency transactions	(28)

Net realized loss on investments and foreign currency transactions	(44,251)

Net change in unrealized appreciation/depreciation: on investments	(228,895)
on foreign currency translations	(87)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(228,982)

Net Realized and Unrealized Loss on Investments and Foreign Currency	(273,233)

Net Decrease in Net Assets Resulting from Operations	$(292,493)

See accompanying notes to financial statements.

7

Gabelli Media Mogul Fund

Statement of Changes in Net Assets

	Year Ended September 30, 2019	Year Ended September 30, 2018
Operations:
Net investment loss	$(19,260)	$(27,277)
Net realized loss on investments and foreign currency transactions	(44,251)	(68,412)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(228,982)	189,223

Net Increase/(Decrease) in Net Assets Resulting from Operations	(292,493)	93,534

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares	729,790	1,090,692
Cost of shares redeemed	(1,522,433)	—

Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	(792,643)	1,090,692

Total Increase/(Decrease) in Net Assets	(1,085,136)	1,184,226

Net Assets:
Beginning of year	5,738,151	4,553,925

End of year	$4,653,015	$5,738,151

See accompanying notes to financial statements.

8

Gabelli Media Mogul Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations					Ratios to Average Net Assets / Supplemental Data
Year Ended September 30(a)	Net Asset Value, Beginning of Period	Net Investment (Loss)(b)	Net Realized and Unrealized Gain(Loss) on Investments	Total from Investment Operations	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)	Operating Expenses Before Reimburse ments	Operating Expenses Net of Reimbursements	Portfolio Turnover Rate

2019	$11.48	$(0.04)	$(0.47)	$(0.51)	$10.97	(4.44)%	$4,653	(0.39)%	4.12%	0.90%	31%
2018	11.38	(0.06)	0.16	0.10	11.48	0.88	5,738	(0.54)	3.43	0.90	19
2017(c)	10.00	(0.05)	1.43	1.38	11.38	13.80	4,554	(0.54)(d)	4.68(d)	0.90(d)	8

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized.

(a)	Information prior to April 1, 2019 is from Gabelli Media Mogul NextShares.
(b)	Per share amounts have been calculated using the average shares outstanding method.
(c)	The Fund commenced investment operations on December 1, 2016.
(d)	Annualized.

See accompanying notes to financial statements.

9

Gabelli Media Mogul Fund

Notes to Financial Statements

1. Organization. The Gabelli NextShares Trust was organized on March 20, 2015 as a Delaware statutory trust and Gabelli Media Mogul NextShares commenced investment operations on December 1, 2016. Pursuant to a Plan of Reorganization approved by the Board of Trustees, on April 1, 2019, Gabelli Media Mogul NextShares was reorganized into Gabelli Media Mogul Fund (the Fund), an open-end investment company of Gabelli Innovations Trust (the Trust). The Fund has an investment objective and strategies that are, in all material respects, the same as those of Gabelli Media Mogul NextShares, and, along with the Trust, is managed in a manner that, in all material respects, comply with the investment guidelines and restrictions of The Gabelli NextShares Trust and Gabelli Media Mogul NextShares. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary investment objective is to provide capital appreciation.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals and modifications under ASU 2018-13. Management has early adopted the removals and modifications set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines that such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by

10

Gabelli Media Mogul Fund

Notes to Financial Statements (Continued)

the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2019 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/19
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$4,314,619	—	—	$4,314,619
Preferred Stocks(a)	91,805	—	—	91,805
U.S. Government Obligations	—	$239,290	—	239,290
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$4,406,424	$239,290	—	$4,645,714

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 3 investments held at September 30, 2019.

11

Gabelli Media Mogul Fund

Notes to Financial Statements (Continued)

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 9/30/18	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ depreciation†	Purchases	Sales	Transfers into Level 3††	Transfers out of Level 3††	Balance as of 09/30/19	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments still held at 09/30/19†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks	$67,025	—	$(16,818)	$1,398	—	$51,605	—	—	—	—

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.
††	The Fund’s policy is to recognize transfers into and out of Level 3 as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized

12

Gabelli Media Mogul Fund

Notes to Financial Statements (Continued)

appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2019, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign

13

Gabelli Media Mogul Fund

Notes to Financial Statements (Continued)

currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. Permanent differences were primarily due to current year write off of net operating loss. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the fiscal year ended September 30, 2019, reclassifications were made to paid-in capital by $21,985, with an offsetting adjustment to total distributable earnings.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of September 30, 2019, the components of accumulated earnings/losses on a tax basis were as follows:

Accumulated capital loss carryforwards	$(30,410)
Net unrealized appreciation on investments and foreign currency translations	395,728
Qualified late year loss deferral*	(64,550)

Total	$300,768

*

Under the current law, qualified late year losses realized after October 31 and prior to the Fund’s year end may be elected as occurring on the first day of the following year. Under the current law, qualified late year ordinary losses realized after December 31 or post October capital losses realized after October 31 and prior to the Fund’s year end may be elected as occurring on the first day of the following year. For the fiscal year ended September 30, 2019, the Fund elected to defer $18,119 of late year ordinary losses and $46,431 of post October capital losses.

At September 30, 2019, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

Short term Capital Loss Carryforward With No Expiration	$19,978
Long term Capital Loss Carryforward With No Expiration	10,432

Total Capital Loss Carryforwards	$30,410

At September 30, 2019, the temporary differences between book basis and tax basis net unrealized appreciation on investments were primarily due to deferral of losses from wash sales for tax purposes, deferral of qualified late year losses, and capital loss carryforwards not yet utilized.

The following summarizes the tax cost of investments and the related net unrealized appreciation at September 30, 2019:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$4,249,899	$781,222	$(385,407)	$395,815

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the

14

Gabelli Media Mogul Fund

Notes to Financial Statements (Continued)

applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the fiscal year ended September 30, 2019, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2019, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses to the extent necessary to maintain the total operating expenses (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least March 31, 2020 at no more than 0.90% of the value of its average daily net assets. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving the effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets. The agreement is renewable annually. At September 30, 2019, the cumulative amount which the Fund may repay the Adviser is $399,644.

For the period ended September 30, 2017, expiring September 30, 2020	$115,060
For the fiscal year ended September 30, 2018, expiring September 30, 2021	126,860
For the fiscal year ended September 30, 2019, expiring September 30, 2022	157,724

Total	$399,644

The Trust pays each Trustee who is not considered an affiliated person an annual retainer of $5,000 plus $2,500 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per special meeting attended. The Chairman of the Audit Committee and the Lead Trustee each receives an annual fee of $2,000 per year. The Chairman of the Nominating Committee receives an annual fee of $1,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the fiscal year ended September 30, 2019, other than short term securities and U.S. Government obligations, aggregated $1,464,870 and $2,251,237, respectively.

5. Transactions with Affiliates and Other Arrangements. During the fiscal year ended September 30, 2019, the Fund paid $618 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

15

Gabelli Media Mogul Fund

Notes to Financial Statements (Continued)

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the fiscal year ended September 30, 2019, the Adviser did not seek reimbursement.

6. Significant Shareholder. As of September 30, 2019, 69.2% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

7. Shares of Beneficial Interest. The Fund offers shares without a sales charge.

The Fund imposes a redemption fee of 2.00% on shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the fiscal years ended September 30, 2019 and 2018, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of beneficial interest were as follows:

	Year Ended September 30, 2019	Year Ended September 30, 2018
	Shares	Shares
Shares sold	64,449	100,000
Shares redeemed	(140,307)	—

Net increase/(decrease)	(75,858)	100,000

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

16

Gabelli Media Mogul Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Gabelli Innovations Trust and Shareholders of Gabelli Media Mogul Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Gabelli Media Mogul Fund (one of the funds constituting Gabelli Innovations Trust, referred to hereafter as the “Fund”) as of September 30, 2019, the related statement of operations for the year ended September 30, 2019, the statement of changes in net assets for each of the two years in the period ended September 30, 2019, including the related notes, and the financial highlights for each of the two years in the period ended September 30, 2019 and for the period December 1, 2016 (commencement of operations) through September 30, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2019 and the financial highlights for each of the two years in the period ended September 30, 2019 and for the period December 1, 2016 (commencement of operations) through September 30, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

November 26, 2019

We have served as the auditor of one or more investment companies in Gabelli/GAMCO Fund Complex since 1986.

17

Gabelli Media Mogul Fund

Additional Fund Information (Unaudited)

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. The Trust’s Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to Gabelli Media Mogul Fund at One Corporate Center, Rye, NY 10580-1422.

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past Five Years	Other Directorships Held by Trustee[3]

INTERESTED TRUSTEE[4]:

Mario J. Gabelli Chairman Age: 77	Since 2019	33	Chairman, Chief Executive Officer, and Chief Investment Officer– Value Portfolios of GAMCO Investors, Inc. and Chief Investment Officer– Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.; Director/Trustee or Chief Investment Officer of other registered investment companies within the Gabelli/GAMCO Fund Complex; Chief Executive Officer of GGCP, Inc.; Executive Chairman of Associated Capital Group, Inc.	Director of Morgan Group Holdings, Inc. (holding company) (2001-2019); Chairman of the Board and Chief Executive Officer of LICT Corp. (multimedia and communication services company); Director of CIBL, Inc. (broadcasting and wireless communications); Director of ICTC Group Inc. (communications) (2013-2018)

INDEPENDENT TRUSTEES[5]:

Anthony S. Colavita[6] Trustee Age: 58	Since 2019	18	Attorney, Anthony S. Colavita, P.C. (1988-present)	—

Frank J. Fahrenkopf, Jr.[6] Trustee Age: 80	Since 2019	12	Co-Chairman of the Commission on Presidential Debates; Former President and Chief Executive Officer of the American Gaming Association (1995-2013); Former Chairman of the Republican National Committee (1983- 1989)	Director of First Republic Bank (banking); Director of Eldorado Resorts, Inc. (casino entertainment company)

Michael J. Melarkey Trustee Age: 69	Since 2019	21	Of Counsel in the law firm of McDonald Carano Wilson LLP; Partner in the law firm of Avansino, Melarkey, Knobel, Mulligan & McKenzie (1980-2015)	Chairman of Southwest Gas Corporation (natural gas utility)

Kuni Nakamura Trustee Age: 51	Since 2019	33	President of Advanced Polymer, Inc. (chemical manufacturing company); President of KEN Enterprises, Inc. (real estate)	—

Salvatore M. Salibelio Trustee Age: 74	Since 2019	6	Senior Partner of Bright Side Consulting (consulting); Certified Public Accountant and Managing Partner of the certified public accounting firm of Salibello & Broder LLP (1978-2012); Partner of BDO Seidman, LLP (2012-2013)	Director of Nine West, Inc. (consumer products) (2002-2014)

18

Gabelli Media Mogul Fund

Additional Fund Information (Continued) (Unaudited)

Name, Position(s)	Term of Office
Address[1]	and Length of	Principal Occupation(s)
and Age	Time Served[2]	During Past Five Years

OFFICERS:

Agnes Mullady President Age: 61	Since 2019	Officer of registered investment companies within the Gabelli/GAMCO Fund Complex since 2006; President and Chief Operating Officer of the Fund Division of Gabelli Funds, LLC since 2015; Chief Executive Officer of G.distributors, LLC since 2010; Senior Vice President of GAMCO Investors, Inc. since 2009; Vice President of Gabelli Funds, LLC since 2007; Executive Vice President of Associated Capital Group, Inc. since 2016

John C. Ball Treasurer Age: 43	Since 2019	Treasurer of registered investment companies within the Gabelli/GAMCO Fund Complex since 2017; Vice President and Assistant Treasurer of AMG Funds, 2014-2017; Vice President of State Street Corporation, 2007-2014

Andrea R. Mango Secretary Age: 47	Since 2019	Vice President of GAMCO Investors, Inc. since 2016; Counsel of Gabelli Funds, LLC since 2013; Secretary of registered investment companies within the Gabelli/GAMCO Fund Complex since 2013; Vice President of closed-end funds within the Gabelli/GAMCO Fund Complex since 2014

Richard J. Walz Chief Compliance Officer Age: 60	Since 2019	Chief Compliance Officer of registered investment companies within the Gabelli/GAMCO Fund Complex since 2013

Bethany A. Uhlein Assistant Vice President Age: 29	Since 2019	Vice President and/or Ombudsman of closed-end funds within the Gabelli/GAMCO Fund Complex since 2017; Vice President (since 2019); Assistant Vice President (2015-2018) and Associate (2013-2015) for GAMCO Asset Management Inc.

[1]	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
[2]

Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s By-Laws and Declaration of Trust. Each officer will hold office for an indefinite term or until the date he or she resigns or retires or until his or her successor is elected and qualified.

[3]

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (the 1934 Act), as amended, i.e., public companies, or other investment companies registered under the 1940 Act.

[4]	“Interested person” of a Fund as defined in the 1940 Act. Mr. Gabelli is considered to be an “interested person” because of his affiliation with the Trust’s Adviser.
[5]	Trustees who are not considered to be “interested persons” of a Fund as defined in the 1940 Act are considered to be Independent Trustees.
[6]	Mr. Colavita’s father, Anthony J. Colavita and Mr. Fahrenkopf’s daughter, Leslie F. Foley, serve as directors of several funds which are part of the Gabelli/GAMCO Fund Complex.

19

Gabelli Innovations Trust

GABELLI MEDIA MOGUL FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e info@gabelli.com

GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES	OFFICERS
Mario J. Gabelli, CFA Chairman and Chief Executive Officer,	Agnes Mullady President

GAMCO Investors, Inc.	John C. Ball
Executive Chairman,	Treasurer
Associated Capital Group, Inc.
Andrea Mango
Anthony S. Colavita Attorney,	Secretary

Anthony S. Colavita, P.C.	Richard J. Walz
Chief Compliance Officer
Frank J. Fahrenkopf, Jr. Former President and Chief Executive Officer, American Gaming Association
Bethany A. Uhlein
Vice President
DISTRIBUTOR
Michael J. Melarkey	G.distributors, LLC
Of Counsel,
McDonald Carano Wilson LLP	CUSTODIAN
The Bank of New York
Kuni Nakamura	Mellon
President,
Advanced Polymer, Inc.	TRANSFER AGENT AND
DIVIDEND DISBURSING
Salvatore M. Salibello Senior Partner, Bright Side Consulting	AGENT
DST Asset Manager
Solutions, Inc.
LEGAL COUNSEL
Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Media Mogul Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB2993Q319AR

Gabelli Pet Parents’TM Fund Annual Report — September 30, 2019	Daniel M. Miller Portfolio Manager
To Our Shareholders,

For the fiscal year ended September 30, 2019, the net asset value (NAV) of the Gabelli Pet Parents’TM Fund decreased 13.4% compared with an increase of 4.3% for the Standard & Poor’s (S&P) 500 Index. See page 3 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of September 30, 2019.

Performance Discussion (Unaudited)

The investment objective of the Fund is to provide long term capital appreciation.

The Fund invests in companies in the pet industry. This includes companies that offer services and products for pets and pet owners (Pet Parents), manufacturers and distributors of pet food, pet supplies, veterinary pharmaceuticals, veterinary wellness, veterinary and other pet services, pet equipment, pet toys, and products and services that support Pet Parents regarding their pet activities. The Fund’s investment philosophy with respect to equity securities is to identify assets that are selling in the public market at a discount to their private market value (PMV), the value informed purchasers are willing to pay to acquire assets with similar characteristics. The U.S. pet industry surpassed $72 billion in total expenditures in 2019. Globally, almost $150 billion is spent annually on companion pets. 68% of U.S. households have at least one pet, eclipsing the number of homes with children. The demand for pet products and services continues to surge.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Our stock selection process is based on the investment principles of Graham and Dodd, the first investors to articulate the fundamentals of value investing. Their work provided the framework for value investing, and we contributed to this framework with the discipline of Private Market Value with a Catalyst™. This proprietary research and valuation method identifies companies whose shares are selling at a discount to intrinsic value, with an identifiable path to realizing, or surfacing, that private market value. We define private market value as the price an informed acquirer would pay for an entire enterprise. The catalyst comprises identifiable events or circumstances that might reasonably result in the narrowing of the difference between the public market price of the stock and our estimate of the private market value. This realization of value can take place gradually or suddenly, with company specific changes such as management changes or restructurings, sale of assets or of the business as a whole, or industry changes such as changes in regulation or changes in competition.

Top contributors to the portfolio for the year included Zoetis Inc. (5.0% of net assets as of September 30, 2019) the world’s largest producer of medicine and vaccinations for pets and livestock; Pets At Home Group plc (5.1%) the U.K.’s leading pet care business, offering retail stores, grooming salons, veterinary consultations, and specialist vet hospitals; and Greencross Ltd. (no longer held), Australia’s largest integrated consumer facing pet care company with over 250 veterinary clinics, pet specialty retail stores, and vet related entities in Australia and New Zealand.

Detractors included Covetrus Inc. (7.3%), a global animal health company dedicated to empowering veterinary practices, which combines products, services, and technology into a single platform that connects customers to the solutions and insights they need to grow; Kindred Biosciences Inc. (6.7%), a commercial stage biopharmaceutical company focused on developing innovative medicines for cats, dogs, and horses; and Zooplus AG (3.7%), a leading online retailer in Europe for pet supplies. Zooplus’s product range includes pet food and supplements and pet accessories.

Comparative Results

Average Annual Returns through September 30, 2019 (a) (Unaudited)

	1 Year	Since Inception (06/19/18)
Gabelli Pet Parents’ Fund	(13.39)%	(8.18)%(b)
S&P 500 Index	4.25	8.13 (b)

In the current prospectus dated March 22, 2019, the gross expense ratio for the Fund is 9.63%. The net expense ratio for the Fund after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) is 0.96%. See page 9 for the expense ratios for the fiscal year ended September 30, 2019. The contractual reimbursements are in place through March 31, 2020.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance prior to April 1, 2019 is from the Gabelli Pet Parents’ Nextshares.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN

THE GABELLI PET PARENTS’ FUND AND S&P 500 INDEX (Unaudited)

*

Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Gabelli Pet Parents’ Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from April 1, 2019 through September 30, 2019                   Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the fiscal year ended September 30, 2019.

Beginning Account Value 04/01/19	Ending Account Value 09/30/19	Annualized Expense Ratio	Expenses Paid During Period*
Gabelli Pet Parents’ Fund
Actual Fund Return
$1,000.00	$943.00	0.90%	$4.38
Hypothetical 5% Return
$1,000.00	$1,020.56	0.90%	$4.56

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of September 30, 2019:

Gabelli Pet Parents’ Fund

Pharmaceuticals	23.0%
Pet Healthcare	18.9%
Pet Products	14.2%
Pet Services	14.1%
Diagnostics	7.7%
Pet Food and Nutrition	6.2%
U.S. Government Obligations	6.1%

Consumer Products	4.8%
Consumer Services	2.1%
Retail	1.9%
Other Assets and Liabilities (Net)	1.0%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli Pet Parents’ Fund

Schedule of Investments — September 30, 2019

Shares		Cost	Market Value
	COMMON STOCKS — 92.9%
	Consumer Products — 4.8%
1,500	Oil-Dri Corp. of America	$50,073	$51,090
500	Spectrum Brands Holdings Inc.	26,495	26,360

		76,568	77,450

	Consumer Services — 2.1%
20	Amazon.com Inc.†	35,972	34,718

	Diagnostics — 7.7%
1,200	Heska Corp.†	97,591	85,044
150	IDEXX Laboratories Inc.†	30,722	40,790

		128,313	125,834

	Pet Food and Nutrition — 6.2%
250	Colgate-Palmolive Co.	15,891	18,377
1,000	Freshpet Inc.†	34,565	49,770
200	General Mills Inc.	9,014	11,024
200	Nestlé SA	15,282	21,698

		74,752	100,869

	Pet Healthcare — 18.9%
10,000	Covetrus Inc.†	236,750	118,900
2,250	CVS Group plc	18,633	28,218
5,000	Elanco Animal Health Inc.†	140,322	132,950
1,500	Patterson Cos. Inc.	29,845	26,730

		425,550	306,798

	Pet Products — 14.2%
3,000	Central Garden & Pet Co.†	79,967	87,690
2,000	Chewy Inc., Cl. A†	60,294	49,160
250	Church & Dwight Co. Inc.	13,215	18,810
100	The Clorox Co.	13,368	15,187
500	zooplus AG†	61,986	59,511

		228,830	230,358

	Pet Services — 14.1%
3,000	PetIQ Inc.†	74,804	81,780
32,500	Pets at Home Group plc	61,596	83,197

Shares		Cost	Market Value
150	Tractor Supply Co.	$11,272	$13,566
2,000	Trupanion Inc.†	54,503	50,840

		202,175	229,383

	Pharmaceuticals — 23.0%
20,000	Animalcare Group plc	45,120	36,886
1,500	Dechra Pharmaceuticals plc	44,674	51,051
9,500	Eco Animal Health Group plc	51,490	41,233
16,000	Kindred Biosciences Inc.†	132,407	109,600
2,500	Phibro Animal Health Corp., Cl. A	65,074	53,325
650	Zoetis Inc.	55,932	80,984

		394,697	373,079

	Retail — 1.9%
500	CVS Health Corp.	27,379	31,535

	TOTAL COMMON STOCKS	1,594,236	1,510,024

	RIGHTS — 0.0%
	Pet Healthcare — 0.0%
10,000	Elanco Animal Health Inc., CVR†	0	500

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 6.1%
$ 100,000	U.S. Treasury Bill, 1.913%††, 12/05/19	99,656	99,679

	TOTAL INVESTMENTS — 99.0%	$1,693,892	1,610,203

	Other Assets and Liabilities (Net) — 1.0%		15,549

	NET ASSETS — 100.0%		$1,625,752

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
CVR	Contingent Value Right

See accompanying notes to financial statements.

Gabelli Pet Parents’ Fund

Statement of Assets and Liabilities

September 30, 2019

Assets:
Investments, at value (cost $1,693,892)	$1,610,203
Foreign currency, at value (cost $2,017)	1,988
Cash	19,047
Receivable for Fund shares sold	100
Receivable from Adviser	10,467
Dividends receivable	920
Prepaid expenses	17,142

Total Assets	1,659,867

Liabilities:
Payable for investment advisory fees	2,787
Payable for legal and audit fees	21,722
Payable for shareholder communications expenses	7,675
Other accrued expenses	1,931

Total Liabilities	34,115

Net Assets
(applicable to 181,819 shares outstanding)	$1,625,752

Net Assets Consist of:
Paid-in capital	$1,801,167
Total accumulated loss	(175,415)

Net Assets	$1,625,752

Shares of Beneficial Interest, issued and outstanding, no par value; unlimited number of shares authorized
Net Asset Value, offering, and redemption price per share ($1,625,752 ÷ 181,819 shares outstanding)	$8.94

Statement of Operations

For the Year Ended September 30, 2019

Investment Income:
Dividends (net of foreign withholding taxes of $73)	$13,622
Interest	4,469

Total Investment Income	18,091

Expenses:
Investment advisory fees	13,296
Shareholder communications expenses	27,063
Legal and audit fees	25,601
Registration expenses	15,367
Trustees’ fees	14,197
Shareholder services fees	3,118
Custodian fees	732
Tax expense	20
Interest expense	4

Total Expenses	99,398

Less:
Expense reimbursements (See Note 3)	(87,408)

Net Expenses	11,990

Net Investment Income	6,101

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(92,477)
Net realized gain on foreign currency transactions	25

Net realized loss on investments and foreign currency transactions	(92,452)

Net change in unrealized appreciation/depreciation:
on investments	(125,009)
on foreign currency translations	(21)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(125,030)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(217,482)

Net Decrease in Net Assets Resulting from Operations	$(211,381)

See accompanying notes to financial statements.

Gabelli Pet Parents’ Fund

Statement of Changes in Net Assets

	Year Ended September 30, 2019	Period Ended September 30, 2018(a)
Operations:
Net investment income	$6,101	$1,744
Net realized loss on investments and foreign currency transactions	(92,452)	(3,906)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(125,030)	41,308

Net Increase/(Decrease) in Net Assets Resulting from Operations	(211,381)	39,146

Distributions to Shareholders:
Accumulated earnings	(3,200)	—

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares	1,056,996	1,254,962
Cost of shares redeemed.	(510,771)	—

Net Increase in Net Assets from Shares of Beneficial Interest Transactions	546,225	1,254,962

Net Increase in Net Assets	331,644	1,294,108
Net Assets:
Beginning of period	1,294,108	—

End of period	$1,625,752	$1,294,108

(a)	The Fund commenced investment operations on June 19, 2018.

See accompanying notes to financial statements.

Gabelli Pet Parents’ Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions					Ratios to Average Net Assets / Supplemental Data
Period Ended September 30(a)	Net Asset Value, Beginning of Period	Net Investment Income(b)	Net Realized and Unrealized Gain(Loss) on Investments	Total from Investment Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income	Operating Expenses Before Reimbursements	Operating Expenses Net of Reimbursements	Portfolio Turnover Rate

2019	$10.35	$0.04	$(1.42)	$(1.38)	$(0.03)	$(0.03)	$ 8.94	(13.4)%	$1,626	0.46%	7.48%	0.90%	65%
2018(c)	10.00	0.01	0.34	0.35	—	—	10.35	3.5	1,294	0.51(d)	9.57(d)	0.90(d)	59

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized.

(a)	Information prior to April 1, 2019 is from Gabelli Pet Parents’ NextShares.
(b)	Per share amounts have been calculated using the average shares outstanding method.
(c)	The Fund commenced investment operations on June 19, 2018.
(d)	Annualized.

See accompanying notes to financial statements.

Gabelli Pet Parents’ Fund

Notes to Financial Statements

1. Organization. The Gabelli NextShares Trust was organized on March 20, 2015 as a Delaware statutory trust and Gabelli Pet Parents’ NextShares commenced investment operations on June 19, 2018. Pursuant to a Plan of Reorganization approved by the Board of Trustees, on April 1, 2019, Gabelli Pet Parents’ NextShares was reorganized into Gabelli Pet Parents’ Fund (the Fund), an open-end investment company of Gabelli Innovations Trust (the Trust). The Fund has an investment objective and strategies that are, in all material respects, the same as those of Gabelli Pet Parents’ NextShares, and, along with the Trust, is managed in a manner that, in all material respects, comply with the investment guidelines and restrictions of The Gabelli NextShares Trust and Gabelli Pet Parents’ NextShares. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary investment objective is to provide capital appreciation.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals and modifications under ASU 2018-13. Management has early adopted the removals and modifications set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines that such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Continued)

the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2019 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 9/30/19
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$1,510,024	—	$1,510,024
Rights	—	$500	500
U.S. Government Obligations	—	99,679	99,679
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,510,024	$100,179	$1,610,203

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 3 Investments held at September 30, 2019 or September 30, 2018.

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2019, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. Permanent differences were primarily due to the tax treatment of currency gains and losses and disallowed expenses. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the fiscal year ended September 30, 2019, reclassifications were made to decrease paid-in capital by $20, with an offsetting adjustment to total accumulated loss.

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Continued)

The tax character of distributions paid during the fiscal year ended September 30, 2019 was as follows:

Year Ended September 30, 2019
Distributions paid from:
Ordinary income	$3,200

Total distributions paid	$3,200

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. During the fiscal year ended September 30, 2018, the Fund incurred $20 in federal excise tax.

As of September 30, 2019, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed ordinary income	$5,027
Accumulated capital loss carryforwards	(87,628)
Net unrealized depreciation on investments and foreign currency translations	(92,814)

Total	$(175,415)

At September 30, 2019, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

Short term Capital Loss Carryforward With No Expiration	$86,788
Long term Capital Loss Carryforward With No Expiration	840

Total Capital Loss Carryforwards	$87,628

At September 30, 2019, the temporary differences between book basis and tax basis net unrealized depreciation on investments were primarily due to deferral of losses from wash sales for tax purposes.

The following summarizes the tax cost of investments and the related net unrealized depreciation at September 30, 2019:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$1,702,984	$122,499	$(215,280)	$(92,781)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the fiscal year ended September 30, 2019, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2019, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Continued)

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses to the extent necessary to maintain the total operating expenses (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least March 31, 2020 at no more than 0.90% of the value of its average daily net assets. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving the effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets. The agreement is renewable annually. At September 30, 2019, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $136,293.

For the year ended September 30, 2018, expiring September 30, 2021	$48,885
For the year ended September 30, 2019, expiring September 30, 2022	87,408

$136,293

The Trust pays each Trustee who is not considered an affiliated person an annual retainer of $5,000 plus $2,500 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per special meeting attended. The Chairman of the Audit Committee and the Lead Trustee each receives an annual fee of $2,000 per year. The Chairman of the Nominating Committee receives an annual fee of $1,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the fiscal year ended September 30, 2019, other than short term securities and U.S. Government obligations, aggregated $1,426,899 and $745,357, respectively.

5. Transactions with Affiliates and Other Arrangements. During the fiscal year ended September 30, 2019, the Fund paid $209 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the fiscal year ended September 30, 2019, the Adviser did not seek reimbursement.

6. Significant Shareholder. As of September 30, 2019, 61.7% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

7. Shares of Beneficial Interest. The Fund offers Shares without a sales charge.

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Continued)

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the fiscal years ended September 30, 2019 and 2018, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of beneficial interest were as follows:

	Year Ended September 30, 2019	Period Ended September 30, 2018*
	Shares	Shares

Shares sold	110,871	125,000
Shares redeemed	(54,052)	—

Net increase	56,819	125,000

*	Commencement of operations began on June 19, 2018.

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Pet Parents’ Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Gabelli Innovations Trust and Shareholders of Gabelli Pet Parents’TM Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Gabelli Pet Parents’TM Fund (one of the funds constituting Gabelli Innovations Trust, referred to hereafter as the “Fund”) as of September 30, 2019, the related statement of operations for the year ended September 30, 2019 and the statement of changes in net assets and the financial highlights for the year ended September 30, 2019 and for the period June 19, 2018 (commencement of operations) through September 30, 2018, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2019, the results of its operations for the year ended September 30, 2019, and the changes in its net assets and the financial highlights for the year ended September 30, 2019 and for the period June 19, 2018 (commencement of operations) through September 30, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2019 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

November 26, 2019

We have served as the auditor of one or more investment companies in Gabelli/GAMCO Fund Complex since 1986.

Gabelli Pet Parent’s Fund

Additional Fund Information (Unaudited)

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and officers of the Trust is set forth below. The Trust’s Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Pet Parents’ Fund at One Corporate Center, Rye, NY 10580-1422.

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past Five Years	Other Directorships Held by Trustee[3]

INTERESTED TRUSTEE[4] :

Mario J. Gabelli Chairman Age: 77	Since 2019	33	Chairman, Chief Executive Officer, and Chief Investment Officer– Value Portfolios of GAMCO Investors, Inc. and Chief Investment Officer– Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.; Director/ Trustee or Chief Investment Officer of other registered investment companies within the Gabelli/GAMCO Fund Complex; Chief Executive Officer of GGCP, Inc.; Executive Chairman of Associated Capital Group, Inc.	Director of Morgan Group Holdings, Inc. (holding company) (2001-2019); Chairman of the Board and Chief Executive Officer of LICT Corp. (multimedia and communication services company); Director of CIBL, Inc. (broadcasting and wireless communications); Director of ICTC Group Inc. (communications) (2013-2018)

INDEPENDENT TRUSTEES[5] :

Anthony S. Colavita[6] Trustee Age: 58	Since 2019	18	Attorney, Anthony S. Colavita, P.C. (1988- present)	—

Frank J. Fahrenkopf, Jr.[6] Trustee Age: 80	Since 2019	12	Co-Chairman of the Commission on Presidential Debates; Former President and Chief Executive Officer of the American Gaming Association (1995-2013); Former Chairman of the Republican National Committee (1983- 1989)	Director of First Republic Bank (banking); Director of Eldorado Resorts, Inc. (casino entertainment company)

Michael J. Melarkey Trustee Age: 69	Since 2019	21	Of Counsel in the law firm of McDonald Carano Wilson LLP; Partner in the law firm of Avansino, Melarkey, Knobel, Mulligan & McKenzie (1980-2015)	Chairman of Southwest Gas Corporation (natural gas utility)

Kuni Nakamura Trustee Age: 51	Since 2019	33	President of Advanced Polymer, Inc. (chemical manufacturing company); President of KEN Enterprises, Inc. (real estate)	—

Salvatore M. Salibelio Trustee Age: 74	Since 2019	6	Senior Partner of Bright Side Consulting (consulting); Certified Public Accountant and Managing Partner of the certified public accounting firm of Salibello & Broder LLP (1978-2012); Partner of BDO Seidman, LLP (2012-2013)	Director of Nine West, Inc. (consumer products) (2002- 2014)

Gabelli Pet Parent’s Fund

Additional Fund Information (Continued) (Unaudited)

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years

OFFICERS:

Agnes Mullady President Age: 61	Since 2019	Officer of registered investment companies within the Gabelli/GAMCO Fund Complex since 2006; President and Chief Operating Officer of the Fund Division of Gabelli Funds, LLC since 2015; Chief Executive Officer of G.distributors, LLC since 2010; Senior Vice President of GAMCO Investors, Inc. since 2009; Vice President of Gabelli Funds, LLC since 2007; Executive Vice President of Associated Capital Group, Inc. since 2016

John C. Ball Treasurer Age: 43	Since 2019	Treasurer of registered investment companies within the Gabelli/GAMCO Fund Complex since 2017; Vice President and Assistant Treasurer of AMG Funds, 2014-2017; Vice President of State Street Corporation, 2007-2014

Andrea R. Mango Secretary Age: 47	Since 2019	Vice President of GAMCO Investors, Inc. since 2016; Counsel of Gabelli Funds, LLC since 2013; Secretary of registered investment companies within the Gabelli/GAMCO Fund Complex since 2013; Vice President of closed-end funds within the Gabelli/GAMCO Fund Complex since 2014

Richard J. Walz Chief Compliance Officer Age: 60	Since 2019	Chief Compliance Officer of registered investment companies within the Gabelli/GAMCO Fund Complex since 2013

Bethany A. Uhlein Assistant Vice President Age: 29	Since 2019	Vice President and/or Ombudsman of closed-end funds within the Gabelli/GAMCO Fund Complex since 2017; Vice President (since 2019); Assistant Vice President (2015-2018) and Associate (2013-2015) for GAMCO Asset Management Inc.

[1]	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
[2]

Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s By-Laws and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

[3]

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (the 1934 Act), as amended, i.e., public companies, or other investment companies registered under the 1940 Act.

[4]	“Interested person” of a Fund as defined in the 1940 Act. Mr. Gabelli is considered an “interested person” because of his affiliation with the Trust’s Adviser.
[5]	Trustees who are not interested persons are considered “Independent” Trustees.
[6]	Mr. Colavita’s father, Anthony J. Colavita and Mr. Fahrenkopf’s daughter, Leslie F. Foley, serve as directors of several funds which are part of the Gabelli/GAMCO Fund Complex.

GABELLI PET PARENTS’ FUND

2019 TAX NOTICE TO SHAREHOLDERS (Unaudited)

During the fiscal year ended September 30, 2019, the Fund paid to shareholders ordinary income distributions totaling $0.0256, per share. For the fiscal year ended September 30, 2019, 61.17% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 8.59% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the fiscal year ended September 30, 2019 which was derived from U.S. Treasury securities was 6.24%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. Gabelli Pet Parents’ Fund did not meet this strict requirement in 2019. The percentage of U.S. Government securities held as of September 30, 2019 was 6.1%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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GABELLI PET PARENTS’ FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Daniel M. Miller has been the portfolio manager of the Gabelli Pet Parents’ Fund since inception of the Fund. He currently serves as a portfolio manager of Gabelli Funds, LLC and is also a Managing Director of GAMCO Investors, Inc. Mr. Miller joined the Firm in 2002 and graduated magna cum laude with a degree in finance from the University of Miami in Coral Gables, Florida.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Innovations Trust

GABELLI PET PARENTS’ FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES	OFFICERS

Mario J. Gabelli, CFA

Chairman and Chief

Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony S. Colavita

Attorney,

Anthony S. Colavita, P.C.

Frank J. Fahrenkopf, Jr.

Former President and

Chief Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore M. Salibello

Senior Partner,

Bright Side Consulting

Agnes Mullady

President

John C. Ball

Treasurer

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

Bethany A. Uhlein

Vice President

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

The Bank of New York

Mellon

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Pet Parents’ Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB2994Q319AR

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that Salvatore Salibello is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent.”

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $70,000 in 2018 and $32,000 in 2019.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 in 2018 and $0 in 2019.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $8,400 in 2018 and $9,000 in 2019. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2018 and $0 in 2019.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Advisers, Inc., and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 0%

(d) N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 in 2018 and $9,000 in 2019.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Gabelli Innovations Trust

By (Signature and Title)*      /s/ Agnes Mullady

                                                 Agnes Mullady, Principal Executive Officer

Date    12/04/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Agnes Mullady

                                                 Agnes Mullady, Principal Executive Officer

Date    12/04/2019

By (Signature and Title)*      /s/ John C. Ball

                                                 John C. Ball, Principal Financial Officer and Treasurer

Date    12/04/2019

* Print the name and title of each signing officer under his or her signature.